COMMITMENTS AND CONTINGENCIES	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

10.	COMMITMENTS AND CONTINGENCIES

Leases The Company leases certain office facilities. Certain leases provide the Company with the option to renew for additional periods. The exercise of lease renewal options is at the Company’s sole discretion, and the Company has only included renewal options in the lease term when the Company can be reasonably certain that it will exercise the renewal options.

For the nine months ended September 30, 2022 and the period ended September 30, 2021, the components of lease expenses were recognized as selling, general and administrative expenses in the consolidated statement of operations and comprehensive loss. The lease payments were paid in cash.

	(Unaudited) Nine Months Ended September 30, 2022	(Unaudited) Period Ended September 30, 2021
Operating lease costs	$32,319	$17,055

The weighted-average remaining lease term for the Company’s operating lease was five years as of September  30, 2022. The weighted-average discount rate for the Company’s operating lease was 10 percent as of September 30, 2022.

As of September 30, 2022, the Company has no operating or financing leases that have not yet commenced.

The future maturities of the contractual lease payments included in the operating lease liabilities as of September  30, 2022, are as follows:

As of September 30, 2022:	Total
Remainder of 2022	$9,534
2023	38,136
2024	38,136
2025	38,136
2026	38,136
Thereafter	9,534
Total	171,612
Less: amount representing interest	(30,694)
Total	$140,918

Litigation The Company is subject to certain legal proceedings and claims that arise in the normal course of business. The Company does not believe that the amount of liability, if any, as a result of these proceedings and claims will have a materially adverse effect on the Company’s financial position, results of operations, and cash flows.

9.	COMMITMENTS AND CONTINGENCIES

Leases The Company leases certain office facilities. Certain leases provide the Company with the option to renew for additional periods. The exercise of lease renewal options is at the Company’s sole discretion, and the Company has only included renewal options in the lease term when the Company can be reasonably certain that it will exercise the renewal options.

For the period from January 21, 2021 (date of inception) through December 31, 2021, the components of lease expenses were as follows:

Lease cost	Consolidated Statement of Operations and Comprehensive Loss Classification	Amount
Operating lease costs	Selling, general and administrative	$25,424
Total		$25,424

Supplemental cash flow information related to leases was as follows:

Cash paid for amount included in the measurement of lease liabilities	Amount as of December 31, 2021
Operating cash flows from operating leases	$25,424

The weighted-average remaining lease term for the Company’s operating lease was 5.25 years as of December 31, 2021. The weighted-average discount rate for the Company’s operating lease was 10 percent as of December 31, 2021.

As of December 31, 2021, the Company has no operating or financing leases that have not yet commenced.

The future maturities of the contractual lease payments included in the operating lease liabilities as of December 31, 2021 are as follows:

Years Ending December 31:	Total
2022	$38,136
2023	38,136
2024	38,136
2025	38,136
2026	38,136
Thereafter	12,712
Total	203,392
Less: amount representing interest	(44,941)
Total	$158,451

Litigation The Company is subject to certain legal proceedings and claims that arise in the normal course of business. The Company does not believe that the amount of liability, if any, as a result of these proceedings and claims will have a materially adverse effect on the Company’s financial position, results of operations, and cash flows.